Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	For the years ended March 31,
	2021	2020	2019
Current income tax provision	$-	$-	$259,955
Deferred income tax provision	(192,683)	(101,722)	(7,723)
Total income tax expense (benefit)	(192,683)	$(101,722)	$252,232

Schedule of income from operations before income taxes
	For the years ended March 31,
	2021	2020	2019
Income (Loss) before income taxes	(2,940,866)	$(10,389,594)	$1,791,459
Income tax expense at the PRC statutory rate	(441,130)	(1,558,439)	268,719
Non-deductible expenses	278,437	51,884	12,783
Deductible research and development expenses	(41,120)	(39,787)	(29,098)
Deferred income tax provision	(192,683)	(101,722)	(7,723)
Effect of income tax rate differences in jurisdictions other than the PRC	203,813	1,546,342	7,551
Total	(192,683)	$(101,722)	$252,232

Schedule of deferred income tax assets and liabilities
	As of March 31,
	2021	2020
Tax loss carry forward	$100,095	$90,434
Allowance for doubtful account - prepayments, receivables and other current assets	163,613	-
Allowance for doubtful account - accounts receivable	40,604	15,598
Impairment provision for inventory	17,132	6,807
Total	$321,444	$112,839